Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of common stock subject to redemption reflected in the condensed consolidated balance sheets
Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(9,813,330)
Common stock issuance costs	(12,616,120)
Plus:
Accretion of carrying value to redemption value	22,429,450
Common stock subject to possible redemption, December 31, 2021	230,000,000
Plus:
Accretion of carrying value to redemption value	967,515
Common stock subject to possible redemption, September 30, 2022	$230,967,515

Schedule of basic and diluted net income (loss) per common share
	Three Months Ended		Nine Months Ended
	September 30, 2022		September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(664,118)	$(166,029)	$(3,692,998)	$(923,249)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net loss per common share	$(0.03)	$(0.03)	$(0.16)	$(0.16)

	Three Months Ended		Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted insert net income per common share
Numerator:
Allocation of net income, as adjusted	$1,563,634	$390,909	$6,499,355	$1,624,839
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net income per common share	$0.07	$0.07	$0.28	$0.28

	Year Ended December 31, 2021
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net income	8,822,632	2,205,658
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000
Basic and diluted net income per common share	0.38	0.38

	Year Ended December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	(1,914,225)	(2,264,473)
Denominator:
Basic and diluted weighted average shares outstanding	4,346,457	5,141,732
Basic and diluted net income per common share	(0.44)	(0.44)